Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Jul. 31, 2025	Jul. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and employee benefits		$ 1,379,766	$ 808,841
Accrued communication expense		336,932
Accrued legal fee		309,672
Credit card payable		64,341	643,594
Accrued license fee		58,433	500,954
Due to related parties	[1]	47,688
Unearned revenue		145,000
Others		207,931	109,171
Accrued expenses and other current liabilities		$ 2,549,763	$ 2,062,560

[1]	Due to related parties related to unreimbursed expenses paid by management on behalf of the Group.